CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT LIABILITIES:
Related parties	$ 40,000	$ 40,000
Other accounts payable	5,000
Total current liabilities	45,000	40,000
Total liabilities	45,000	40,000
DEFICIENCY (Note 3):
Common stock of GBP0.0001 par value: Authorized: 55,000,000 shares at December 31, 2012 and 2011; Issued and outstanding: 32,315,698 shares at December 31, 2012 and 2011	5,960	5,960
Additional paid-in capital	4,821,942	4,821,942
Accumulated deficit	(4,872,902)	(4,867,902)
Total deficiency	(45,000)	(40,000)
Total liabilities and deficiency